UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):		[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Charles Fayerweather
Address:	Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-14138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	John Aharonian
Title:	Duly Authorized
Phone:	617-619-8201

Signature, Place, and Date of Signing:

John Aharonian		Boston, MA		November 15, 2012
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this
 reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported are in this
 report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
[Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	2

Form 13F Information Table Entry Total:	87

Form 13F Information Table Value Total:	20,278
				(x$1000)
List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
3 	28-06281	Michael B. Elefante
6	28-10379	Kurt F. Somerville

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             Common Stock     88579y101      686     7423 SH       Sole                     7423
3M                             Common Stock     88579y101       77      830 SH       Defined 06                         830
ABB LTD SPON ADR               Common Stock     000375204      313    16750 SH       Sole                    16750
ABB LTD SPON ADR               Common Stock     000375204       64     3400 SH       Defined 06                        3400
ABB LTD SPON ADR               Common Stock     000375204       22     1200 SH       Defined 03                        1200
ANADARKO PETE                  Common Stock     032511107      177     2536 SH       Sole                     2536
ANADARKO PETE                  Common Stock     032511107       35      500 SH       Defined 03                         500
APPLE INC                      Common Stock     037833100      327      490 SH       Sole                      490
APTARGROUP                     Common Stock     038336103      664    12841 SH       Sole                    12841
APTARGROUP                     Common Stock     038336103       21      400 SH       Defined 03                         400
APTARGROUP                     Common Stock     038336103       72     1400 SH       Defined 06                        1400
AUTOMATIC DATA PROCESSING      Common Stock     053015103      601    10240 SH       Sole                    10240
AUTOMATIC DATA PROCESSING      Common Stock     053015103       76     1300 SH       Defined 06                        1300
AUTOMATIC DATA PROCESSING      Common Stock     053015103       23      400 SH       Defined 03                         400
CANADIAN NATL RAILWAY          Common Stock     136375102      980    11105 SH       Sole                    11105
CANADIAN NATL RAILWAY          Common Stock     136375102      139     1580 SH       Defined 06                        1580
CANADIAN NATL RAILWAY          Common Stock     136375102       53      600 SH       Defined 03                         600
CHEVRON CORP NEW               Common Stock     166764100      202     1730 SH       Sole                     1730
CHEVRON CORP NEW               Common Stock     166764100      128     1100 SH       Defined 06                        1100
COVIDIEN                       Common Stock     G2554F113      324     5450 SH       Sole                     5450
COVIDIEN                       Common Stock     G2554F113       77     1300 SH       Defined 06                        1300
COVIDIEN                       Common Stock     G2554F113       15      250 SH       Defined 03                         250
CVS CAREMARK                   Common Stock     126650100      432     8920 SH       Sole                     8920
CVS CAREMARK                   Common Stock     126650100      109     2250 SH       Defined 06                        2250
CVS CAREMARK                   Common Stock     126650100       22      450 SH       Defined 03                         450
DEERE                          Common Stock     244199105      407     4940 SH       Sole                     4940
DEERE                          Common Stock     244199105       37      450 SH       Defined 06                         450
DEERE                          Common Stock     244199105       25      300 SH       Defined 03                         300
DEVON ENERGY                   Common Stock     25179m103      201     3315 SH       Sole                     3315
DEVON ENERGY                   Common Stock     25179m103       39      650 SH       Defined 06                         650
E M C CORP MASS                Common Stock     268648102      354    12975 SH       Sole                    12975
E M C CORP MASS                Common Stock     268648102       76     2800 SH       Defined 06                        2800
E M C CORP MASS                Common Stock     268648102       16      600 SH       Defined 03                         600
EMERSON ELECTRIC               Common Stock     291011104      777    16087 SH       Sole                    16087
EMERSON ELECTRIC               Common Stock     291011104       70     1450 SH       Defined 06                        1450
EMERSON ELECTRIC               Common Stock     291011104       24      500 SH       Defined 03                         500
ENCANA                         Common Stock     292505104      395    18036 SH       Sole                    18036
ENCANA                         Common Stock     292505104       62     2850 SH       Defined 06                        2850
ENCANA                         Common Stock     292505104       20      900 SH       Defined 03                         900
EXXON MOBIL                    Common Stock     30231g102     1348    14742 SH       Sole                    14742
EXXON MOBIL                    Common Stock     30231g102       46      500 SH       Defined 03                         500
EXXON MOBIL                    Common Stock     30231g102      110     1200 SH       Defined 06                        1200
GENERAL ELECTRIC               Common Stock     369604103      503    22130 SH       Sole                    22130
HOME DEPOT                     Common Stock     437076102      177     2925 SH       Sole                     2925
HOME DEPOT                     Common Stock     437076102       18      300 SH       Defined 03                         300
HOME DEPOT                     Common Stock     437076102       66     1100 SH       Defined 06                        1100
HONEYWELL INTL                 Common Stock     438516106      441     7375 SH       Sole                     7375
INTEL CORP                     Common Stock     458140100      519    22897 SH       Sole                    22897
INTEL CORP                     Common Stock     458140100       75     3300 SH       Defined 06                        3300
INTEL CORP                     Common Stock     458140100       23     1000 SH       Defined 03                        1000
INTL BUSINESS MACH             Common Stock     459200101      410     1978 SH       Sole                     1978
JOHNSON & JOHNSON              Common Stock     478160104      768    11152 SH       Sole                    11152
JOHNSON & JOHNSON              Common Stock     478160104       86     1250 SH       Defined 06                        1250
JOHNSON & JOHNSON              Common Stock     478160104       55      800 SH       Defined 03                         800
MERCK                          Common Stock     58933y105      483    10700 SH       Sole                    10700
MICROSOFT CORP                 Common Stock     594918104      516    17328 SH       Sole                    17328
MICROSOFT CORP                 Common Stock     594918104       57     1900 SH       Defined 06                        1900
MICROSOFT CORP                 Common Stock     594918104        6      200 SH       Defined 03                         200
MONSANTO                       Common Stock     61166w101      213     2340 SH       Sole                     2340
MONSANTO                       Common Stock     61166w101       18      200 SH       Defined 03                         200
MONSANTO                       Common Stock     61166w101       55      600 SH       Defined 06                         600
NESTLE SA ADR                  Common Stock     641069406      787    12446 SH       Sole                    12446
NESTLE SA ADR                  Common Stock     641069406       32      500 SH       Defined 03                         500
NESTLE SA ADR                  Common Stock     641069406       79     1250 SH       Defined 06                        1250
NOVARTIS AG ADR                Common Stock     66987V109      736    12020 SH       Sole                    12020
NOVARTIS AG ADR                Common Stock     66987V109       98     1600 SH       Defined 06                        1600
NOVARTIS AG ADR                Common Stock     66987V109       31      500 SH       Defined 03                         500
NOVOZYMES A S DKK 2.0          Common Stock     kb798fw02      318    11520 SH       Sole                    11520
NOVOZYMES A S DKK 2.0          Common Stock     kb798fw02       24      875 SH       Defined 03                         875
NOVOZYMES A S DKK 2.0          Common Stock     kb798fw02       41     1500 SH       Defined 06                        1500
PEPSICO                        Common Stock     713448108      726    10255 SH       Sole                    10255
PEPSICO                        Common Stock     713448108       76     1075 SH       Defined 06                        1075
PEPSICO                        Common Stock     713448108       35      500 SH       Defined 03                         500
PORTLAND GENL                  Common Stock     736508847      264     9750 SH       Sole                     9750
PORTLAND GENL                  Common Stock     736508847       59     2200 SH       Defined 06                        2200
PORTLAND GENL                  Common Stock     736508847       27     1000 SH       Defined 03                        1000
PROCTER & GAMBLE               Common Stock     742718109     1266    18246 SH       Sole                    18246
PROCTER & GAMBLE               Common Stock     742718109       88     1275 SH       Defined 06                        1275
PROCTER & GAMBLE               Common Stock     742718109       35      500 SH       Defined 03                         500
SCHLUMBERGER                   Common Stock     806857108      182     2510 SH       Sole                     2510
SCHLUMBERGER                   Common Stock     806857108       29      400 SH       Defined 06                         400
TEVA PHARMACEUTICAL            Common Stock     881624209      293     7080 SH       Sole                     7080
TEVA PHARMACEUTICAL            Common Stock     881624209       39      950 SH       Defined 06                         950
TEVA PHARMACEUTICAL            Common Stock     881624209       25      600 SH       Defined 03                         600
UNION PACIFIC                  Common Stock     907818108      629     5300 SH       Sole                     5300
UNITED TECHNOLOGIES            Common Stock     913017109      175     2230 SH       Sole                     2230
UNITED TECHNOLOGIES            Common Stock     913017109       51      650 SH       Defined 06                         650